Balance Sheet Details	12 Months Ended
Dec. 31, 2012
Balance Sheet Details

10. Balance Sheet Details

	December 31,
	2012	2011
Prepaid expenses and other current assets
Prepaid expenses	$27,647	$22,566
Other current assets	8,701	7,882
Income tax receivable	14,003	10,081

	$50,351	$40,529

Accounts payable, accrued expenses and other
Accounts payable	$10,139	$14,327
Accrued expenses	44,424	41,474
Accrued contingent consideration	8,201	21,578
Accrued interest payable	9,048	14,369
Accrued taxes payable	11,114	14,950
Other current liabilities	15,183	26,075

	$98,109	$132,773